Capitalized Software Development Costs - Schedule of Expected Amortization of Capitalized Software Development Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capitalized Computer Software Net [Abstract]
2017	$ 4,361
2018	2,844
2019	1,587
Net carrying amount	$ 8,792	$ 8,178